CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Current liabilities	¥ 630,206	¥ 540,423
Non-current liabilities	¥ 146,222	112,828
Ordinary shares authorized (in shares)	850,000,000
VIEs and VIEs Subsidiaries
Current liabilities | ¥	¥ 938,906	686,655
Non-current liabilities | ¥	98,584	46,951
VIEs and VIEs Subsidiaries | Without recourse
Current liabilities | ¥	415,503	376,261
Non-current liabilities | ¥	¥ 98,584	¥ 46,951
Class A Ordinary Shares
Ordinary shares authorized (in shares)	750,000,000
Ordinary shares issued (in shares)	77,897,969
Ordinary shares outstanding (in shares)	65,659,510
Class A Ordinary Shares | Ordinary shares
Ordinary shares authorized (in shares)	750,000,000	750,000,000
Ordinary shares issued (in shares)	77,897,969	73,688,044
Ordinary shares outstanding (in shares)	65,659,510	63,422,436
Class B Ordinary shares
Ordinary shares authorized (in shares)	20,000,000
Ordinary shares issued (in shares)	12,000,000
Ordinary shares outstanding (in shares)	12,000,000
Class B Ordinary shares | Ordinary shares
Ordinary shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares issued (in shares)	12,000,000	12,000,000
Ordinary shares outstanding (in shares)	12,000,000	12,000,000